Jan. 31, 2020
Federated bond fund

A Portfolio of Federated Investment Series Funds, Inc.

CLASS A SHARES (TICKER FDBAX)
CLASS B SHARES (TICKER FDBBX)
CLASS C SHARES (TICKER FDBCX)
CLASS F SHARES (TICKER ISHIX)
INSTITUTIONAL SHARES (TICKER FDBIX)
CLASS R6 SHARES (TICKER FDBLX)

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

On February 13, 2020, in connection with Federated Investors, Inc.'s corporate name change to Federated Hermes, Inc., which became effective on January 31, 2020, the Board of Directors (the "Board") of Federated Investment Series Funds, Inc., on behalf of Federated Bond Fund (the "Fund"), approved changing the Fund's name from Federated Bond Fund to Federated Hermes Corporate Bond Fund. In addition, the Board approved changing the Fund registrant name, Federated Investment Series Funds, Inc., to Federated Hermes Investment Series Funds, Inc.

There are no changes in fund operations or investment strategy as a result of the name change and new Names Rule policy. The name changes and non-fundamental Names Rule policy will be effective at the close of business on June 26, 2020.